Subsequent Events - Schedule of Dematerialized and Bearer Bonds Issued by Banco de Chile and Registered in the Securities Registry of the Financial Market Commission (Details) CLF in Millions	12 Months Ended
Dec. 31, 2025 CLF
January 8, 2026 [Member]
Schedule of Dematerialized and Bearer Bonds Issued by Banco de Chile and Registered in the Securities Registry of the Financial Market Commission [Line Items]
Registration number in the Securities Registry	20240002	[1]
Serie	HW	[1]
Amount	CLF 750,000	[1]
Currency	UF	[1]
Maturity date	06/01/2044	[1]
Average rate	2.93%	[1]
January 12, 2026 [Member]
Schedule of Dematerialized and Bearer Bonds Issued by Banco de Chile and Registered in the Securities Registry of the Financial Market Commission [Line Items]
Registration number in the Securities Registry	20240002	[1]
Serie	HW	[1]
Amount	CLF 100,000	[1]
Currency	UF	[1]
Maturity date	06/01/2044	[1]
Average rate	2.92%	[1]
January 14, 2026 [Member]
Schedule of Dematerialized and Bearer Bonds Issued by Banco de Chile and Registered in the Securities Registry of the Financial Market Commission [Line Items]
Registration number in the Securities Registry	11/2022
Serie	FU
Amount	CLF 500,000
Currency	UF
Maturity date	11/01/2032
Average rate	2.81%
January 14, 2026 [Member]
Schedule of Dematerialized and Bearer Bonds Issued by Banco de Chile and Registered in the Securities Registry of the Financial Market Commission [Line Items]
Registration number in the Securities Registry	11/2022
Serie	GG
Amount	CLF 350,000
Currency	UF
Maturity date	05/01/2035
Average rate	2.89%
January 14, 2026 [Member]
Schedule of Dematerialized and Bearer Bonds Issued by Banco de Chile and Registered in the Securities Registry of the Financial Market Commission [Line Items]
Registration number in the Securities Registry	20240002	[1]
Serie	HW	[1]
Amount	CLF 300,000	[1]
Currency	UF	[1]
Maturity date	06/01/2044	[1]
Average rate	2.91%	[1]
January 15, 2026 [Member]
Schedule of Dematerialized and Bearer Bonds Issued by Banco de Chile and Registered in the Securities Registry of the Financial Market Commission [Line Items]
Registration number in the Securities Registry	11/2022
Serie	FU
Amount	CLF 500,000
Currency	UF
Maturity date	11/01/2032
Average rate	2.78%
January 15, 2026 [Member]
Schedule of Dematerialized and Bearer Bonds Issued by Banco de Chile and Registered in the Securities Registry of the Financial Market Commission [Line Items]
Registration number in the Securities Registry	20240002	[1]
Serie	HH	[1]
Amount	CLF 400,000	[1]
Currency	UF	[1]
Maturity date	12/01/2036	[1]
Average rate	2.87%	[1]
January 15, 2026 [Member]
Schedule of Dematerialized and Bearer Bonds Issued by Banco de Chile and Registered in the Securities Registry of the Financial Market Commission [Line Items]
Registration number in the Securities Registry	20240002	[1]
Serie	HW	[1]
Amount	CLF 50,000	[1]
Currency	UF	[1]
Maturity date	06/01/2044	[1]
Average rate	2.89%	[1]
February 10, 2026 [Member]
Schedule of Dematerialized and Bearer Bonds Issued by Banco de Chile and Registered in the Securities Registry of the Financial Market Commission [Line Items]
Registration number in the Securities Registry	11/2022
Serie	FG
Amount	CLF 860,000
Currency	UF
Maturity date	11/01/2030
Average rate	2.59%
March 5, 2026 [Member]
Schedule of Dematerialized and Bearer Bonds Issued by Banco de Chile and Registered in the Securities Registry of the Financial Market Commission [Line Items]
Registration number in the Securities Registry	11/2022
Serie	FG
Amount	CLF 1,000,000
Currency	UF
Maturity date	11/01/2030
Average rate	2.51%

[1]	The bonds have been registered under the Automatic Registration modality, with the registration number dated April 5, 2024.